UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7561

Name of Fund:  BlackRock Global Value Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Global Value Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments



BlackRock Global Value Fund, Inc.


Schedule of Investments as of September 30, 2006                                                                (in U.S. dollars)
                                                      Shares
                    Industry                            Held Common Stocks                                              Value
Africa

South               Diversified Telecommunication    110,000 Telkom SA Ltd.                                     $       1,904,572
Africa - 1.1%       Services - 0.3%

                    Oil, Gas & Consumable            112,000 Sasol Ltd.                                                 3,690,969
                    Fuels - 0.5%

                    Wireless Telecommunication       300,000 MTN Group Ltd.                                             2,433,012
                    Services - 0.3%

                                                             Total Common Stocks in Africa - 1.1%                       8,028,553


Europe

Austria - 0.1%      Diversified Telecommunication     29,700 Telekom Austria AG                                           748,689
                    Services - 0.1%

                                                             Total Common Stocks in Austria                               748,689


Belgium - 0.1%      Diversified Financial             10,600 Fortis                                                       429,817
                    Services - 0.1%

                                                             Total Common Stocks in Belgium                               429,817


Denmark - 0.1%      Commercial Banks - 0.1%           21,500 Danske Bank A/S                                              844,566

                                                             Total Common Stocks in Denmark                               844,566


Finland - 0.5%      Construction &                   115,000 YIT Oyj                                                    2,661,511
                    Engineering - 0.3%

                    Machinery - 0.2%                  35,000 Wartsila Oyj                                               1,418,763

                                                             Total Common Stocks in Finland                             4,080,274


France - 2.0%       Aerospace & Defense - 0.3%        46,000 Zodiac SA                                                  2,725,900

                    Machinery - 0.4%                  12,000 Vallourec                                                  2,795,470

                    Media - 0.4%                      83,300 Vivendi SA                                                 2,999,948

                    Personal Products - 0.2%          15,600 L'Oreal SA                                                 1,582,884

                    Pharmaceuticals - 0.2%            17,000 Sanofi-Aventis                                             1,511,743

                    Software - 0.5%                  104,000 Business Objects SA (a)(b)(e)                              3,545,360

                                                             Total Common Stocks in France                             15,161,305


Germany - 2.0%      Chemicals - 0.4%                  62,900 Bayer AG                                                   3,203,086

                    Construction &                    55,000 Bilfinger Berger AG                                        3,259,925
                    Engineering - 0.5%

                    Industrial                        45,000 Siemens AG                                                 3,921,867
                    Conglomerates - 0.5%

                    Insurance - 0.1%                  20,300 Hannover Rueckversicherung AG Registered Shares              852,969

                    Machinery - 0.5%                  90,000 Heidelberger Druckmaschn                                   3,706,392

                                                             Total Common Stocks in Germany                            14,944,239


Ireland - 0.1%      Commercial Banks - 0.1%           18,200 Allied Irish Banks Plc                                       483,461

                                                             Total Common Stocks in Ireland                               483,461


Netherlands - 1.1%  Construction &                    40,000 Imtech NV                                                  2,095,209
                    Engineering - 0.3%

                    Diversified Financial              4,100 ING Groep NV CVA                                             180,169
                    Services - 0.0%

                    Food Products - 0.4%             123,300 Unilever NV                                                3,030,098

                    Household Durables - 0.4%         85,000 Koninklijke Philips Electronics NV                         2,979,339

                                                             Total Common Stocks in the Netherlands                     8,284,815

Norway - 1.5%       Diversified Telecommunication     65,700 Telenor ASA                                                  857,704
                    Services - 0.1%

                    Energy Equipment &                84,000 Fred. Olsen Energy ASA (a)                                 3,453,476
                    Services - 0.5%

                    Oil, Gas & Consumable            105,000 Norsk Hydro ASA                                            2,347,687
                    Fuels - 0.9%                     185,000 Statoil ASA                                                4,377,632
                                                                                                                 ----------------
                                                                                                                        6,725,319

                                                             Total Common Stocks in Norway                             11,036,499


Switzerland - 2.1%  Food Products - 0.8%              18,300 Nestle SA Registered Shares                                6,362,933

                    Pharmaceuticals - 1.3%            90,100 Novartis AG Registered Shares                              5,245,265
                                                      26,400 Roche Holding AG                                           4,551,760
                                                                                                                 ----------------
                                                                                                                        9,797,025

                                                             Total Common Stocks in Switzerland                        16,159,958


Turkey - 0.2%       Wireless Telecommunication        58,610 Turkcell Iletisim Hizmet AS                                  298,376
                    Services - 0.2%                  115,000 Turkcell Iletisim Hizmet AS (b)                            1,529,500

                                                             Total Common Stocks in Turkey                              1,827,876


United              Beverages - 0.8%                 348,300 Diageo Plc                                                 6,138,434
Kingdom - 4.2%

                    Commercial Banks - 0.2%          161,100 Lloyds TSB Group Plc                                       1,623,488
                                                      28,400 London Scottish Bank Plc                                      63,659
                                                                                                                 ----------------
                                                                                                                        1,687,147

                    Consumer Finance - 0.3%          161,500 Provident Financial Plc                                    1,886,957

                    Food & Staples                   409,000 Tesco Plc                                                  2,750,350
                    Retailing - 0.4%

                    Food Products - 0.4%             147,300 Cadbury Schweppes Plc                                      1,564,211
                                                      49,174 Unilever Plc                                               1,209,716
                                                                                                                 ----------------
                                                                                                                        2,773,927

                    Insurance - 0.0%                  25,700 Jardine Lloyd Thompson Group Plc                             187,223

                    Metals & Mining - 0.4%            38,948 Anglo American Plc                                         1,624,561
                                                      30,800 Rio Tinto Plc Registered Shares                            1,453,845
                                                                                                                 ----------------
                                                                                                                        3,078,406

                    Multiline Retail - 0.2%          139,500 Marks & Spencer Group Plc                                  1,674,208

                    Pharmaceuticals - 1.3%            53,400 AstraZeneca Plc                                            3,329,582
                                                     176,900 GlaxoSmithKline Plc                                        4,698,829
                                                     119,000 Shire Plc                                                  1,973,886
                                                                                                                 ----------------
                                                                                                                       10,002,297

                    Thrifts & Mortgage                79,500 Northern Rock Plc                                          1,734,492
                    Finance - 0.2%

                                                             Total Common Stocks in the United Kingdom                 31,913,441

                                                             Total Common Stocks in Europe - 14.0%                    105,914,940


Latin America

Brazil - 1.0%       Diversified Telecommunication     90,137 Tele Norte Leste Participacoes SA                          2,781,750
                    Services - 0.4%

                    Metals & Mining - 0.4%           124,800 Companhia Vale do Rio Doce (Common Shares) (b)             2,690,688

                    Oil, Gas & Consumable             15,000 Petroleo Brasileiro SA (b)                                 1,122,600
                    Fuels - 0.1%

                    Wireless Telecommunication       328,000 Vivo Participacoes SA (b)(e)                               1,023,360
                    Services - 0.1%

                                                             Total Common Stocks in Brazil                              7,618,398


Mexico - 0.2%       Building Products - 0.2%          42,400 Cemex, SA de CV (a)(b)                                     1,275,392

                                                             Total Common Stocks in Mexico                              1,275,392

                                                             Total Common Stocks in Latin America - 1.2%                8,893,790


North America

Canada - 2.7%       IT Services - 0.3%               320,000 CGI Group, Inc. (a)                                        2,099,583

                    Oil, Gas & Consumable             75,000 Canadian Natural Resources Ltd.                            3,424,461
                    Fuels - 1.9%                      80,000 EnCana Corp.                                               3,729,485
                                                     176,600 Petro-Canada                                               7,124,785
                                                                                                                 ----------------
                                                                                                                       14,278,731

                    Road & Rail - 0.5%                78,000 Canadian Pacific Railway Ltd. (e)                          3,879,720

                                                             Total Common Stocks in Canada                             20,258,034


Cayman              Insurance - 0.6%                  66,500 XL Capital Ltd. Class A                                    4,568,550
Islands - 0.6%

                                                             Total Common Stocks in the Cayman Islands                  4,568,550


United              Beverages - 0.7%                  61,800 The Coca-Cola Co.                                          2,761,224
States - 35.4%                                        43,200 PepsiCo, Inc.                                              2,819,232
                                                                                                                 ----------------
                                                                                                                        5,580,456

                    Biotechnology - 0.4%              40,200 Amgen, Inc. (a)                                            2,875,506

                    Capital Markets - 0.6%            34,500 The Bank of New York Co., Inc.                             1,216,470
                                                       3,800 Lehman Brothers Holdings, Inc.                               280,668
                                                       3,200 Mellon Financial Corp.                                       125,120
                                                      42,000 Morgan Stanley                                             3,062,220
                                                                                                                 ----------------
                                                                                                                        4,684,478

                    Chemicals - 0.1%                  19,300 E.I. du Pont de Nemours & Co.                                826,812

                    Commercial Banks - 0.5%           20,200 Wachovia Corp.                                             1,127,160
                                                      65,500 Wells Fargo & Co.                                          2,369,790
                                                                                                                 ----------------
                                                                                                                        3,496,950

                    Communications                   170,000 Motorola, Inc.                                             4,250,000
                    Equipment - 0.6%

                    Computers &                       47,000 Hewlett-Packard Co.                                        1,724,430
                    Peripherals - 0.5%                33,000 Lexmark International, Inc. Class A (a)(e)                 1,902,780
                                                                                                                 ----------------
                                                                                                                        3,627,210

                    Containers & Packaging - 0.2%     45,700 Crown Holdings, Inc. (a)                                     850,020
                                                      48,400 Smurfit-Stone Container Corp. (a)                            542,080
                                                                                                                 ----------------
                                                                                                                        1,392,100

                    Diversified Financial             61,500 Bank of America Corp.                                      3,294,555
                    Services - 1.2%                   99,000 Citigroup, Inc.                                            4,917,330
                                                      15,000 JPMorgan Chase & Co.                                         704,400
                                                                                                                 ----------------
                                                                                                                        8,916,285

                    Diversified Telecommunication     70,000 AT&T, Inc. (e)                                             2,279,200
                    Services - 1.1%                   23,000 BellSouth Corp.                                              983,250
                                                       5,000 Embarq Corp.                                                 241,850
                                                     123,600 Verizon Communications, Inc.                               4,589,268
                                                                                                                 ----------------
                                                                                                                        8,093,568

                    Electric Utilities - 0.3%         41,700 Mirant Corp. (a)                                           1,138,827
                                                      45,600 PPL Corp.                                                  1,500,240
                                                                                                                 ----------------
                                                                                                                        2,639,067

                    Energy Equipment &                55,725 Key Energy Services, Inc. (a)                                757,860
                    Services - 1.0%                   62,000 National Oilwell Varco, Inc. (a)                           3,630,100
                                                      38,000 Schlumberger Ltd.                                          2,357,140
                                                      13,900 Weatherford International Ltd. (a)                           579,908
                                                                                                                 ----------------
                                                                                                                        7,325,008

                    Food Products - 1.0%              37,800 Dean Foods Co. (a)                                         1,588,356
                                                      55,000 General Mills, Inc.                                        3,113,000
                                                      59,900 Kellogg Co. (e)                                            2,966,248
                                                                                                                 ----------------
                                                                                                                        7,667,604

                    Health Care Equipment &          127,100 Baxter International, Inc.                                 5,777,966
                    Supplies - 1.1%                   22,200 Boston Scientific Corp. (a)                                  328,338
                                                      49,100 Medtronic, Inc.                                            2,280,204
                                                                                                                 ----------------
                                                                                                                        8,386,508

                    Health Care Providers &           48,850 Aetna, Inc.                                                1,932,018
                    Services - 1.8%                   60,200 AmerisourceBergen Corp.                                    2,721,040
                                                      36,532 Cardinal Health, Inc.                                      2,401,614
                                                      41,100 Caremark Rx, Inc.                                          2,329,137
                                                       5,200 Cigna Corp.                                                  604,864
                                                      19,300 Manor Care, Inc.                                           1,009,004
                                                      13,400 Triad Hospitals, Inc. (a)                                    590,002
                                                      15,400 UnitedHealth Group, Inc.                                     757,680
                                                      15,500 WellPoint, Inc. (a)                                        1,194,275
                                                                                                                 ----------------
                                                                                                                       13,539,634

                    Hotels, Restaurants &             99,000 McDonald's Corp.                                           3,872,880
                    Leisure - 0.8%                    36,200 Panera Bread Co. Class A (a)                               2,108,650
                                                                                                                 ----------------
                                                                                                                        5,981,530

                    Household Products - 1.1%         94,600 Colgate-Palmolive Co.                                      5,874,660
                                                      42,200 Kimberly-Clark Corp.                                       2,758,192
                                                                                                                 ----------------
                                                                                                                        8,632,852

                    Independent Power Producers &     46,000 The AES Corp. (a)                                            937,940
                    Energy Traders - 0.3%             73,000 Dynegy, Inc. Class A (a)                                     404,420
                                                      20,100 TXU Corp.                                                  1,256,652
                                                                                                                 ----------------
                                                                                                                        2,599,012

                    Industrial                       305,000 General Electric Co. (j)                                  10,766,500
                    Conglomerates - 2.1%              40,900 McDermott International, Inc. (a)                          1,709,620
                                                     121,000 Tyco International Ltd.                                    3,386,790
                                                                                                                 ----------------
                                                                                                                       15,862,910

                    Insurance - 3.8%                  50,700 ACE Ltd.                                                   2,774,811
                                                      27,000 The Allstate Corp.                                         1,693,710
                                                     146,000 American International Group, Inc.                         9,673,960
                                                      17,000 Assurant, Inc.                                               907,970
                                                      10,400 Bristol West Holdings, Inc.                                  151,320
                                                       9,200 Darwin Professional Underwriters, Inc. (a)                   204,332
                                                      70,800 Endurance Specialty Holdings Ltd.                          2,496,408
                                                       6,200 Everest Re Group Ltd.                                        604,686
                                                      14,200 Hartford Financial Services Group, Inc.                    1,231,850
                                                      46,700 IPC Holdings, Ltd.                                         1,420,614
                                                      18,100 Marsh & McLennan Cos., Inc.                                  509,515
                                                      53,000 Platinum Underwriters Holdings Ltd.                        1,633,990
                                                       8,500 Prudential Financial, Inc.                                   648,125
                                                      35,300 RenaissanceRe Holdings Ltd.                                1,962,680
                                                      59,000 The St. Paul Travelers Cos., Inc.                          2,766,510
                                                                                                                 ----------------
                                                                                                                       28,680,481

                    Internet Software &              180,000 Interwoven, Inc. (a)                                       1,985,400
                    Services - 0.3%

                    Life Sciences Tools &            113,700 PerkinElmer, Inc.                                          2,152,341
                    Services - 0.3%                   11,500 Waters Corp. (a)                                             520,720
                                                                                                                 ----------------
                                                                                                                        2,673,061

                    Media - 1.4%                     161,100 CBS Corp. Class B                                          4,538,187
                                                      39,200 Comcast Corp. Class A (a)                                  1,444,520
                                                      73,300 Live Nation (a)                                            1,496,786
                                                     150,700 News Corp. Class B                                         3,110,448
                                                                                                                 ----------------
                                                                                                                       10,589,941

                    Metals & Mining - 1.0%           109,500 Alcoa, Inc.                                                3,070,380
                                                      23,200 Freeport-McMoRan Copper & Gold, Inc. Class B               1,235,632
                                                      20,100 Newmont Mining Corp.                                         859,275
                                                         600 Nucor Corp.                                                   29,694
                                                      63,000 Quanex Corp.                                               1,912,050
                                                       5,300 Southern Copper Corp.                                        490,250
                                                                                                                 ----------------
                                                                                                                        7,597,281

                    Multi-Utilities - 0.1%            36,500 CMS Energy Corp. (a)                                         527,060

                    Oil, Gas & Consumable             55,000 Apache Corp.                                               3,476,000
                    Fuels - 4.4%                      36,000 Arch Coal, Inc.                                            1,040,760
                                                      50,500 Chevron Corp.                                              3,275,430
                                                      41,400 ConocoPhillips                                             2,464,542
                                                     409,900 El Paso Corp. (e)                                          5,591,036
                                                     133,000 Exxon Mobil Corp. (j)                                      8,924,300
                                                     120,000 Foundation Coal Holdings, Inc.                             3,884,400
                                                      40,000 Helix Energy Solutions Group, Inc. (a)                     1,336,000
                                                      14,300 Marathon Oil Corp.                                         1,099,670
                                                      41,300 Occidental Petroleum Corp.                                 1,986,943
                                                                                                                 ----------------
                                                                                                                       33,079,081

                    Paper & Forest                    38,400 International Paper Co.                                    1,329,792
                    Products - 0.2%

                    Pharmaceuticals - 2.4%            34,300 Abbott Laboratories                                        1,665,608
                                                      26,400 Eli Lilly & Co.                                            1,504,800
                                                      88,500 Johnson & Johnson                                          5,747,190
                                                      97,700 King Pharmaceuticals, Inc. (a)                             1,663,831
                                                     174,300 Pfizer, Inc.                                               4,943,148
                                                      55,600 Schering-Plough Corp.                                      1,228,204
                                                      33,000 Wyeth                                                      1,677,720
                                                                                                                 ----------------
                                                                                                                       18,430,501

                    Real Estate Investment             1,000 AMB Property Corp.                                            55,110
                    Trusts (REITs) - 1.5%            575,300 Aames Investment Corp.                                     2,677,118
                                                     393,800 Friedman Billings Ramsey Group, Inc. Class A (e)           3,162,214
                                                      11,800 Novastar Financial, Inc. (e)                                 344,442
                                                     363,500 Saxon Capital, Inc.                                        5,103,540
                                                                                                                 ----------------
                                                                                                                       11,342,424

                    Road & Rail - 1.0%                93,600 CSX Corp.                                                  3,072,888
                                                      33,100 Norfolk Southern Corp.                                     1,458,055
                                                      37,000 Union Pacific Corp.                                        3,256,000
                                                                                                                 ----------------
                                                                                                                        7,786,943

                    Software - 0.9%                  197,000 CA, Inc. (e)                                               4,666,930
                                                     366,000 Novell, Inc. (a)                                           2,239,920
                                                                                                                 ----------------
                                                                                                                        6,906,850

                    Textiles, Apparel & Luxury        30,300 Nike, Inc. Class B                                         2,654,886
                    Goods - 0.3%

                    Tobacco - 1.1%                    33,300 Altria Group, Inc.                                         2,549,115
                                                     103,100 UST, Inc. (e)                                              5,652,973
                                                                                                                 ----------------
                                                                                                                        8,202,088

                    Transportation                   128,700 Macquarie Infrastructure Co. Trust                         4,012,866
                    Infrastructure - 0.5%

                    Wireless Telecommunication        34,500 Alltel Corp.                                               1,914,750
                    Services - 0.8%                   31,000 Orascom Telecom Holding SAE (b)                            1,771,321
                                                     163,900 Sprint Nextel Corp.                                        2,810,885
                                                                                                                 ----------------
                                                                                                                        6,496,956

                                                             Total Common Stocks in the United States                 268,673,101

                                                             Total Common Stocks in North America - 38.7%             293,499,685


Pacific Basin/Asia

Australia - 1.0%    Capital Markets - 0.3%            37,000 Macquarie Bank Ltd.                                        1,909,323

                    Metals & Mining - 0.4%            83,000 BHP Billiton Ltd.                                          1,587,494
                                                      24,000 Rio Tinto Ltd.                                             1,255,494
                                                                                                                 ----------------
                                                                                                                        2,842,988

                    Oil, Gas & Consumable             15,500 Woodside Petroleum Ltd.                                      454,001
                    Fuels - 0.0%

                    Transportation                   223,000 Macquarie Airports                                           510,892
                    Infrastructure - 0.3%            912,600 Macquarie Infrastructure Group                             2,179,294
                                                                                                                 ----------------
                                                                                                                        2,690,186

                                                             Total Common Stocks in Australia                           7,896,498


China - 1.1%        Food Products - 0.0%             575,600 Chaoda Modern Agriculture Holdings Ltd.                      352,352

                    Industrial                       997,500 Beijing Enterprises Holdings Ltd.                          1,881,774
                    Conglomerates - 0.2%

                    Marine - 0.0%                    549,600 Xiamen International Port Co. Ltd. (a)                       119,904

                    Oil, Gas & Consumable          1,956,000 China Shenhua Energy Co. Ltd. Class H                      3,147,774
                    Fuels - 0.6%                   1,700,000 Yanzhou Coal Mining Co. Ltd.                               1,165,004
                                                                                                                 ----------------
                                                                                                                        4,312,778

                    Road & Rail - 0.3%             4,774,000 Guangshen Railway Co. Ltd.                                 2,027,905

                                                             Total Common Stocks in China                               8,694,713


Hong Kong - 1.1%    Auto Components - 0.3%         6,249,900 Norstar Founders Group Ltd.                                2,077,351

                    Commercial Banks - 0.2%          100,900 HSBC Holdings Plc Hong Kong Registered Shares              1,840,019

                    Industrial                        49,900 Tianjin Development Holdings Ltd.                             31,379
                    Conglomerates - 0.0%

                    Real Estate Management &       1,518,100 Beijing Capital Land Ltd.                                    588,362
                    Development - 0.4%             1,837,000 China Resources Land Ltd.                                  1,237,672
                                                         600 Hopson Development Holdings Ltd.                               1,210
                                                     323,000 Wharf Holdings Ltd.                                        1,106,754
                                                                                                                 ----------------
                                                                                                                        2,933,998

                    Wireless Telecommunication       850,000 Hutchison Telecommunications International Ltd. (a)        1,503,160
                    Services - 0.2%

                                                             Total Common Stocks in Hong Kong                           8,385,907


India - 1.1%        Oil, Gas & Consumable            330,000 Reliance Industries Ltd.                                   8,419,760
                    Fuels - 1.1%

                                                             Total Common Stocks in India                               8,419,760


Indonesia - 0.3%    Commercial Banks - 0.1%          813,600 Bank Central Asia Tbk PT                                     425,541
                                                   1,018,500 Bank Mandiri Persero Tbk PT                                  256,695
                                                                                                                 ----------------
                                                                                                                          682,236

                    Diversified Telecommunication  2,200,000 Indosat Tbk PT                                             1,228,184
                    Services - 0.2%

                                                             Total Common Stocks in Indonesia                           1,910,420


Japan - 13.1%       Auto Components - 0.3%            45,000 Toyota Industries Corp.                                    1,909,541

                    Automobiles - 0.6%               175,000 Suzuki Motor Corp.                                         4,446,703

                    Beverages - 0.3%                 124,200 Coca-Cola West Holdings Co. Ltd.                           2,482,632

                    Building Products - 0.3%          84,000 Daikin Industries Ltd.                                     2,490,154

                    Capital Markets - 0.4%            41,000 Daikoh Holdings, Inc.                                         90,289
                                                      15,600 Kyokuto Securities Co. Ltd.                                  181,151
                                                     100,000 Nomura Holdings, Inc.                                      1,761,741
                                                     106,000 Takagi Securities Co. Ltd.                                   461,475
                                                     156,900 Toyo Securities Co., Ltd.                                    749,516
                                                                                                                 ----------------
                                                                                                                        3,244,172

                    Chemicals - 0.3%                 280,300 Sumitomo Chemical Co., Ltd.                                2,093,970

                    Commercial Banks - 0.9%          216,000 The Bank of Fukuoka Ltd.                                   1,586,177
                                                     176,000 The Bank of Yokohama Ltd.                                  1,386,355
                                                         355 Sumitomo Mitsui Financial Group, Inc.                      3,728,455
                                                                                                                 ----------------
                                                                                                                        6,700,987

                    Construction &                   129,000 JGC Corp.                                                  2,156,829
                    Engineering - 0.5%               291,500 Okumura Corp.                                              1,602,367
                                                                                                                 ----------------
                                                                                                                        3,759,196

                    Consumer Finance - 0.2%           41,400 Credit Saison Co., Ltd.                                    1,746,258

                    Diversified Financial            232,500 RHJ International (a)                                      4,344,170
                    Services - 0.6%

                    Electric Utilities - 0.2%         47,500 Chubu Electric Power Co., Inc.                             1,235,125
                                                      29,500 Hokuriku Electric Power                                      617,160
                                                                                                                 ----------------
                                                                                                                        1,852,285

                    Electronic Equipment &            44,000 Murata Manufacturing Co., Ltd.                             3,055,944
                    Instruments - 0.8%                35,000 TDK Corp.                                                  2,804,387
                                                                                                                 ----------------
                                                                                                                        5,860,331

                    Food & Staples                    84,000 Seven & I Holdings Co. Ltd.                                2,703,595
                    Retailing - 0.4%

                    Gas Utilities - 0.3%             503,000 Tokyo Gas Co., Ltd.                                        2,522,136

                    Health Care Equipment &           59,800 Nihon Kohden Corp.                                         1,058,586
                    Supplies - 0.1%

                    Household Durables - 0.6%         96,300 Fuso Lexel, Inc.                                             799,339
                                                      70,100 The Japan General Estate Co. Ltd.                          1,677,318
                                                      61,000 Matsushita Electric Industrial Co., Ltd.                   1,291,661
                                                      19,000 Rinnai Corp.                                                 543,938
                                                                                                                 ----------------
                                                                                                                        4,312,256

                    Household Products - 0.2%         51,000 Kao Corp.                                                  1,360,691

                    Insurance - 2.9%                 564,000 Aioi Insurance Co., Ltd.                                   3,883,725
                                                     200,000 Millea Holdings, Inc.                                      6,979,206
                                                     549,000 Mitsui Sumitomo Insurance Co., Ltd.                        6,868,022
                                                     495,000 Nipponkoa Insurance Co., Ltd.                              3,949,435
                                                                                                                 ----------------
                                                                                                                       21,680,388

                    Machinery - 0.5%                 258,000 Kubota Corp.                                               2,119,680
                                                     180,000 Tadano Ltd.                                                1,657,223
                                                                                                                 ----------------
                                                                                                                        3,776,903

                    Media - 0.2%                      92,700 Toho Co., Ltd.                                             1,884,386

                    Office Electronics - 0.4%         60,300 Canon, Inc.                                                3,146,131

                    Pharmaceuticals - 1.0%            33,300 Astellas Pharma, Inc.                                      1,339,728
                                                      30,300 Eisai Co., Ltd.                                            1,465,405
                                                      71,900 Takeda Pharmaceutical Co., Ltd.                            4,488,231
                                                                                                                 ----------------
                                                                                                                        7,293,364

                    Real Estate Management &           1,300 Dynacity Corp.                                               148,207
                    Development - 0.1%                11,700 Joint Corp.                                                  400,356
                                                       4,700 Leopalace21 Corp.                                            171,575
                                                         200 Sanyo Housing Nagoya Co. Ltd.                                272,731
                                                                                                                 ----------------
                                                                                                                          992,869

                    Road & Rail - 0.2%                   225 East Japan Railway Co.                                     1,574,133

                    Trading Companies &              127,000 Mitsubishi Corp.                                           2,388,007
                    Distributors - 0.3%

                    Wireless Telecommunication         2,300 NTT DoCoMo, Inc.                                           3,545,505
                    Services - 0.5%                       45 Okinawa Cellular Telephone Co.                               118,536
                                                                                                                 ----------------
                                                                                                                        3,664,041

                                                             Total Common Stocks in Japan                              99,287,885


Philippines - 0.5%  Diversified Telecommunication     76,000 Philippine Long Distance Telephone                         3,437,338
                    Services - 0.5%

                                                             Total Common Stocks in the Philippines                     3,437,338

Singapore - 1.6%    Diversified                    3,769,000 Singapore Telecommunications Ltd.                          5,797,000
                    Telecommunication
                    Services - 0.8%

                    Health Care Providers &          500,000 Parkway Holdings Ltd.                                        882,501
                    Services - 0.1%

                    Industrial                       325,500 Fraser and Neave Ltd.                                        849,452
                    Conglomerates - 0.4%             277,000 Keppel Corp. Ltd.                                          2,584,216
                                                                                                                 ----------------
                                                                                                                        3,433,668

                    Real Estate Management &         746,000 CapitaLand Ltd.                                            2,374,748
                    Development - 0.3%

                                                             Total Common Stocks in Singapore                          12,487,917


South Korea - 2.0%  Chemicals - 0.2%                  72,200 SODIFF Advanced Materials Co. Ltd.                         1,445,526

                    Commercial Banks - 0.3%           37,400 Daegu Bank                                                   626,297
                                                      14,562 Hana Financial Group, Inc.                                   666,175
                                                       7,700 Kookmin Bank                                                 606,889
                                                      48,800 Pusan Bank                                                   603,233
                                                                                                                 ----------------
                                                                                                                        2,502,594

                    Electronic Equipment &            49,437 Fine DNC Co., Ltd. (f)                                       272,125
                    Instruments - 0.7%               869,600 Interflex Co., Ltd. (f)                                    5,337,957
                                                                                                                 ----------------
                                                                                                                        5,610,082

                    Insurance - 0.4%                  27,600 Dongbu Insurance Co., Ltd.                                   653,185
                                                     105,619 Korean Reinsurance Co.                                     1,305,591
                                                     108,500 Meritz Fire & Marine Insurance Co. Ltd.                      714,163
                                                                                                                 ----------------
                                                                                                                        2,672,939

                    Tobacco - 0.4%                    45,000 KT&G Corp.                                                 2,733,756

                                                             Total Common Stocks in South Korea                        14,964,897


Taiwan - 1.1%       Commercial Banks - 0.1%        1,060,000 Chinatrust Financial Holding Co.                             791,057

                    Computers &                      330,000 Micro-Star International Co. Ltd.                            164,514
                    Peripherals - 0.0%

                    Diversified                    1,377,000 Chunghwa Telecom Co Ltd.                                   2,284,079
                    Telecommunication
                    Services - 0.3%

                    Electronic Equipment &           639,900 Delta Electronics, Inc.                                    1,836,710
                    Instruments - 0.2%

                    Insurance - 0.2%                 605,000 Cathay Financial Holding Co., Ltd.                         1,211,919

                    Marine - 0.1%                  1,358,000 Yang Ming Marine Transport                                   697,515

                    Semiconductors & Semiconductor    16,780 Chroma Ate Inc.                                               19,925
                    Equipment - 0.0%

                    Specialty Retail - 0.2%        1,637,840 Feng TAY Enterprise Co. Ltd.                               1,338,578

                                                             Total Common Stocks in Taiwan                              8,344,297

Thailand - 0.6%     Oil, Gas & Consumable            410,000 Banpu PCL                                                  1,592,657
                    Fuels - 0.4%                     800,000 Thai Oil PCL - Foreign                                     1,277,105
                                                                                                                 ----------------
                                                                                                                        2,869,762

                    Wireless Telecommunication       450,000 Total Access Communication PCL (a)                         1,809,000
                    Services - 0.2%

                                                             Total Common Stocks in Thailand                            4,678,762

                                                             Total Common Stocks in the Pacific
                                                             Basin/Asia - 23.5%                                       178,508,394

                                                             Total Common Stocks (Cost - $538,549,976) - 78.5%        594,845,362



                                                             Exchange-Traded Funds
United States - 1.9%                                 107,800 Health Care Select Sector SPDR Fund (e)                    3,578,960
                                                     285,000 iShares MSCI Brazil (Free) Index Fund                     10,992,450

                                                             Total Exchange-Traded Funds
                                                             (Cost - $14,666,509) - 1.9%                               14,571,410


                                                        Face
                                                      Amount Corporate Bonds
Pacific Basin/Asia

China - 0.1%        Food Products - 0.1%     HKD   6,300,000 Chaoda Modern Agriculture Holdings Ltd.,
                                                             0% due 5/08/2011 (g)(i)                                      807,485

                                                             Total Corporate Bonds in China                               807,485


India - 0.6%        Thrifts & Mortgage       USD   3,300,000 Housing Development Finance Corp.,
                    Finance - 0.6%                           0% due 9/27/2010 (g)(i)                                    4,008,893

                                                             Total Corporate Bonds in India                             4,008,893


Malaysia - 0.2%     Food Products - 0.2%     USD   1,000,000 IOI Investment Bhd, 0% due 9/18/2009 (g)(i)                1,490,907

                                                             Total Corporate Bonds in Malaysia                          1,490,907

                                                             Total Corporate Bonds (Cost - $5,856,514) - 0.9%           6,307,285


                                                  Beneficial
                                                    Interest Short-Term Securities
                                             USD 127,125,822 BlackRock Liquidity Series, LLC
                                                             Cash Sweep Series I, 5.18% (c)(h)                        127,125,822
                                                  32,804,450 BlackRock Liquidity Series, LLC
                                                             Money Market Series, 5.33% (c)(d)(h)                      32,804,450

                                                             Total Short-Term Securities
                                                             (Cost - $159,930,272) - 21.1%                            159,930,272


                                                   Number of
                                                   Contracts Options Purchased
                    Call Options Purchased - 0.2%        278 Accredited Home Lenders Holding Co., expiring
                                                             January 2008 at USD 50                                        65,330
                                                         306 Accredited Home Lenders Holding Co., expiring
                                                             January 2008 at USD 55                                        44,370
                                                          45 Financial Select Sector SPDR Fund, expiring
                                                             December 2006 at USD 35                                        3,375
                                                         318 KB Home, expiring January 2007 at USD 45                     117,660
                                                         664 KB Home, expiring January 2007 at USD 50                     116,200
                                                         833 KB Home, expiring January 2007 at USD 52.5                    99,960
                                                         817 Lennar Corp. Class A, expiring January 2007 at USD 50        134,805
                                                       1,465 Lennar Corp. Class A, expiring January 2007 at USD 55         80,575
                                                       1,180 Lennar Corp. Class A, expiring January 2007 at USD 60         17,700
                                                         759 Pulte Homes, Inc., expiring January 2007 at USD 30           387,090
                                                       1,302 Pulte Homes, Inc., expiring January 2007 at USD 35           221,340
                                                       1,739 Pulte Homes, Inc., expiring January 2007 at USD 37.5         165,205
                                                          40 Technology Select Sector SPDR, expiring
                                                             December 2006 at USD 22                                        3,200
                                                         759 Toll Brothers, Inc., expiring January 2007 at USD 32.5        75,900
                                                       1,049 Toll Brothers, Inc., expiring January 2007 at USD 35          52,450
                                                       1,574 Toll Brothers, Inc., expiring January 2007 at USD 37.5        31,480

                                                             Total Options Purchased
                                                             (Premiums Paid - $3,413,128) - 0.2%                        1,616,640

                                                             Total Investments (Cost - $722,416,399) - 102.6%         777,270,969


                                                   Number of
                                                   Contracts Options Written
                    Call Options Written - (0.1%)        213 El Paso Corp., expiring January 2008 at USD 15              (37,275)
                                                         222 Panera Bread Co. Class A, expiring
                                                             January 2008 at USD 50                                     (364,080)

                                                             Total Options Written
                                                             (Premiums Received - $275,340) - (0.1%)                    (401,355)

                                                             Total Investments, Net of Option Written
                                                             (Cost - $722,141,059*) - 102.5%                          776,869,614
                                                             Liabilities in Excess of Other Assets - (2.5%)          (19,049,873)
                                                                                                                 ----------------
                                                             Net Assets - 100.0%                                 $    757,819,741
                                                                                                                 ================


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of September 30, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                  $   733,028,853
                                                    ===============
    Gross unrealized appreciation                   $    70,096,351
    Gross unrealized depreciation                      (26,255,590)
                                                    ---------------
    Net unrealized appreciation                     $    43,840,761
                                                    ===============


(a) Non-income producing security.

(b) Depositary receipts.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net          Interest
    Affiliate                                   Activity        Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series I                    $ 115,639,836    $ 1,100,444
    BlackRock Liquidity Series, LLC
      Money Market Series                    $(37,579,500)    $   128,255


(d) Security was purchased with the cash proceeds from securities loans.

(e) Security, or a portion of security, is on loan.

(f) Investments in companies whereby the Fund held 5% or more of the companies outstanding securities are considered to be an affiliate, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                  Net Share          Purchase          Sales       Realized       Dividend
    Affiliate                     Activity               Cost           Cost    Gain (Loss)         Income
    Fine DNC Co., Ltd.*          (1,290,338)**    $ 1,769,602    $ 7,700,858    $ 2,952,249       $ 55,190
    Fine DNC Co., Ltd. (Rights)*   (402,056)                -              -              -              +
    Interflex Co., Ltd.             121,600       $ 2,301,343    $ 2,188,017    $ (910,597)       $ 61,626

       * No longer an affiliate of the Fund.

      ** Received 239,838 shares as a result of a corporate action.

       + Non-income producing security.

(g) Convertible security.

(h) Represents the current yield as of September 30, 2006.

(i) Represents a zero coupon bond.

(j) All or a portion of security held as collateral in connection with open financial futures contracts.

  o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

  o Financial futures contracts purchased as of September 30, 2006 were as follows:



    Number of                                        Expiration        Face         Unrealized
    Contracts      Issue               Exchange         Date          Value        Appreciation
      1,000    DJ Euro Stoxx 50         Eurex     December 2006     $ 47,730,083   $  1,837,954
       174     FTSE 100 Index Future    LIFFE     December 2006     $ 19,256,599        200,784
       148     TOPIX Index Future       Tokyo     December 2006     $ 20,191,544         53,236
                                                                                   ------------
    Total Unrealized Appreciation - Net                                            $  2,091,974
                                                                                   ============

o   Currency Abbreviations:

    HKD   Hong Kong Dollar
    USD   U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Global Value Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Value Fund, Inc.


Date:  November 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       BlackRock Global Value Fund, Inc.


Date:  November 17, 2006


By:    /s/ Donald C. Burke
       ----------------------
       Donald C. Burke
       Chief Financial Officer
       BlackRock Global Value Fund, Inc.


Date:  November 17, 2006